UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 99.5%
	AUSTRALIA – 2.5%
913,235	Lynas Corp. Ltd.*	$248,560
6,000	Westpac Banking Corp. - ADR	180,900
		429,460
	BERMUDA – 1.3%
6,000	Seadrill Ltd.	221,760

	BRAZIL – 2.6%
8,000	BRF S.A. - ADR	146,080
7,200	Kroton Educacional S.A.	134,186
4,624	M Dias Branco S.A.	161,509
		441,775
	CANADA – 3.0%
16,835	First Quantum Minerals Ltd.	326,575
80,000	Rio Alto Mining Ltd.*	171,200
		497,775
	CHILE – 1.5%
8,323,218	Corpbanca S.A.	98,857
5,000	Sociedad Quimica y Minera de Chile S.A. - ADR	154,000
		252,857
	CHINA – 5.9%
18,000	Hengan International Group Co., Ltd.	195,410
13,000	Home Inns & Hotels Management, Inc. - ADR*	487,110
3,800	Tencent Holdings Ltd.	304,809
		987,329
	COLOMBIA – 2.5%
21,234	Banco Davivienda S.A.	250,117
47,350	Grupo Odinsa S.A.1	172,413
		422,530
	FRANCE – 2.8%
4,080	Danone S.A.	288,219
1,640	Dassault Systemes S.A.	188,515
		476,734
	INDONESIA – 1.1%
72,000	Indofood Sukses Makmur Tbk P.T.	44,500

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA (Continued)
851,000	Tiga Pilar Sejahtera Food Tbk	$139,280
		183,780
	IRELAND – 2.5%
5,106	Paddy Power PLC	426,874

	ITALY – 1.3%
22,100	Autogrill S.p.A.*	215,204

	JAPAN – 9.3%
10,000	Mitsubishi UFJ Financial Group, Inc. - ADR	58,200
8,000	Mitsui Fudosan Co., Ltd.	237,948
16,200	Seven & I Holdings Co., Ltd.	606,963
83,800	Toray Industries, Inc.	577,221
9,000	Tsukui Corp.	84,632
		1,564,964
	MEXICO – 7.7%
98,500	Alsea S.A.B. de C.V.	305,138
34,000	Gruma S.A.B. de C.V. - Class B*	267,779
46,150	Grupo Mexico S.A.B. de C.V.	141,748
108,400	Industrias Bachoco S.A.B. de C.V.	377,579
4,000	Industrias Bachoco S.A.B. de C.V. - ADR	167,800
296,045	Urbi Desarrollos Urbanos S.A.B. de C.V.*1	31,255
		1,291,299
	NEW ZEALAND – 1.8%
25,222	Fonterra Cooperative Group Ltd.	131,219
34,558	Fonterra Shareholders' Fund	177,600
		308,819
	NORWAY – 4.9%
20,758	Statoil ASA	547,829
6,921	Yara International ASA	280,668
		828,497
	PERU – 0.6%
5,000	Grana y Montero S.A. - ADR*	94,850

	PHILIPPINES – 1.4%
437,500	Manila Water Co., Inc.	239,652

	POLAND – 3.6%
2,998	Bank Zachodni WBK S.A.	417,657

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	POLAND (Continued)
1,320	Powszechny Zaklad Ubezpieczen S.A.	$193,111
		610,768

	SINGAPORE – 2.4%
38,507	Keppel Corp. Ltd.	318,031
99,981	Keppel REIT - REIT	92,670
		410,701
	SOUTH AFRICA – 4.4%
8,230	Aspen Pharmacare Holdings Ltd.	208,648
4,345	Naspers Ltd. - N Shares	524,057
		732,705
	SOUTH KOREA – 0.9%
2,033	MegaStudy Co., Ltd.*	148,166

	SWEDEN – 2.8%
8,867	Svenska Handelsbanken A.B. - A Shares	463,285

	TAIWAN – 1.0%
11,000	MediaTek, Inc.	162,159

	THAILAND – 1.2%
516,400	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	201,020

	UNITED KINGDOM – 6.0%
12,000	ARM Holdings PLC - ADR	602,400
2,100	Johnson Matthey PLC	114,705
3,960	Whitbread PLC	297,531
		1,014,636
	UNITED STATES – 24.5%
3,000	BorgWarner, Inc.	184,350
14,000	Cheniere Energy, Inc.*	692,020
11,000	Chesapeake Energy Corp.	285,010
1,000	Cummins, Inc.	145,920
3,000	EI du Pont de Nemours & Co.	199,860
1,800	Flowserve Corp.	146,178
2,000	Ligand Pharmaceuticals, Inc.*	139,500
2,000	Lumber Liquidators Holdings, Inc.*	214,560
27,000	MGM Resorts International*	743,850
500	Middleby Corp.*	148,280
1,700	Precision Castparts Corp.	438,396
15,000	Stillwater Mining Co.*	203,100

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
8,000	Xylem, Inc.	$314,800
7,000	Yahoo!, Inc.*	270,690
		4,126,514
	TOTAL COMMON STOCKS (Cost $15,150,241)	16,754,113

	SHORT-TERM INVESTMENTS – 1.2%
201,758	Fidelity Institutional Government Portfolio, 0.01%2	201,758

	TOTAL SHORT-TERM INVESTMENTS (Cost $201,758)	201,758

	TOTAL INVESTMENTS – 100.7% (Cost $15,351,999)	16,955,871
	Liabilities in Excess of Other Assets – (0.7)%	(114,304)

	TOTAL NET ASSETS – 100.0%	$16,841,567

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Fair valued under direction of the Board of Trustees. The aggregate value of such investments is 1.2% of net assets.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Brazilian and Mexican securities may be valued at the intraday price available at the close of the NYSE.   Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$15,471,032

Gross unrealized appreciation	$2,678,701
Gross unrealized depreciation	(1,193,862)
Net unrealized appreciation on investments	$1,484,839

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Basic Materials	$1,840,416	$-	$-	$1,840,416
Communications	1,099,556	-	-	1,099,556
Consumer, Cyclical	3,451,839	-	-	3,451,839
Consumer, Non-Cyclical	3,419,069	-	-	3,419,069
Diversified	412,881	-	-	412,881
Energy	1,746,619	-	-	1,746,619
Financial	2,193,765	-	-	2,193,765
Industrial	1,193,574	172,413	31,255	1,397,242
Technology	790,915	162,159	-	953,074
Utilities	239,652	-	-	239,652
Short-Term Investments	201,758	-	-	201,758
Total Investments	$16,590,044	$334,572	$31,255	$16,955,871

*
In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.

**	The Fund held one Level 3 security at period end, the value of such security was $31,255.

Jubak Global Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
February 28, 2014 (Unaudited)

Transfers are recognized at the end of the reporting period. As of February 28, 2014, certain securities of the Fund transferred Levels due to the Fund performing a fair value adjustment.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments, at Value
Beginning balance May 31, 2013	$-
Transfers into Level 3 during the period	31,255
Transfers out of Level 3 during the period	-
Total realized and change in unrealized gain/(loss)	-
Purchases	-
Sales	-
Ending balance February 28, 2014	$31,255

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of February 28, 2014:

	Fair Value February 28, 2014	Valuation Methodologies	Unobservable Input1	Impact to Valuation from an increase in Input2
Common Stocks	$31,255	Fair Value	Discount for lack of marketability	Decrease

1
The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

2
This column represents the directional change in the fair value of the Level 3 investment that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 5 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

On March 4, 2014, the Board of Trustees of the Trust approved a Plan of Liquidation, which authorizes the termination, liquidation and dissolution of the Fund on or around May 29, 2014 (“Liquidation Date”).  In order to effect such liquidation, the Fund is closed to all new investments.  Shareholders may redeem their shares until the date of liquidation.  On or promptly after the Liquidation Date, the Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Jubak Global Equity Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/29/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/29/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/29/14

*	Print the name and title of each signing officer under his or her signature.